Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Due within:
Three months or less	$ 32,647	$ 37,166
Over three months through six months	14,435	18,690
Over six months through twelve months	27,055	33,265
Over twelve months	37,530	31,656
Total	$ 111,667	$ 120,777